RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows.

		For the Year Ended
		December 31,
	Note	2019	2020	2021
Listing services revenue from Fang	10 (1)	26,382	—	—
Analytics services revenue	10 (2)	17,296	11,006	—
Data services revenue from a noncontrolling interest holder	10 (8)	—	—	238
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang’s share-based awards	2 (a)	4,337	—	—
Rent expenses	5	7,621	7,621	7,621
IT service fee	10 (3)	5,214	7,500	7,500
Software license fee	10 (4)	278	500	500
Share-based compensation expenses related to Fang’s share-based awards	10 (6)	3,894	—	—
Disposal of subsidiaries to Fang	10 (7)	—	4,325	—
Advance to a noncontrolling interest holder	10 (8)	—	3,090	—
Repayment from a noncontrolling interest holder	10 (8)	—	—	3,090

Amounts due from a related party - current were as follows:

		As of
		December 31,
	Note	2020	2021
Amounts due from a related party - current
China Enterprise Evaluation Association	10 (8)	3,090	—
Total		3,090	—

Amounts due from a related party – non-current were as follows:

		As of December 31,
	Note	2020	2021
Amounts due from Fang - non-current
Gross amount	15	547,069	536,556
Allowance for doubtful accounts	15	(547,069)	(536,556)
Total		—	—

Amounts due to a related party were as follows:

		As of
		December 31,
	Note	2020	2021
Amounts due to a related party
Fang	10 (5)	156	12,300
Total		156	12,300
(1)	The Company acted as an agent on behalf of Fang on listing services for commercial properties. The Company recorded the revenues on net basis when Fang and its customers enter into a sales contract. On January 1, 2020, the Company and Fang agreed to terminate the cooperation agreement.
10.	RELATED PARTY TRANSACTIONS (continued)
(2)

Beijing CheTianXia Information Co., Ltd. (“CheTianXia”), Guangxi Pukai Xingye Hotel Investment Co., Ltd. (“Guangxi Pukai”) and Beihai Long Island Hotel Co, Ltd. (“Beihai Long Island”) are companies under the control of Mr. Vincent Tianquan Mo, the Company’s chairman of the board of directors prior to February 28, 2022 and the controlling shareholder.

On August 26, 2019, the Company entered into a contract with CheTianXia and Guangxi Pukai, pursuant to which the Company was engaged in providing analytics services for the sale of land use right assets and the total contract consideration was RMB20,000, over a period of shorter of (1) eighteen months effective from January 1, 2019 or (2) upon completion of the sales of the assets.

On August 26, 2019, the Company entered into a contract with Beihai Long Island, pursuant to which the Company was engaged in providing analytics services for the sales of properties and the total contract consideration was RMB10,000, over a period of shorter of (1) twelve months effective from July 1, 2019 or (2) upon completion of the sales of the properties.

The transactions were approved by the Company’s Board of Director on August 22, 2019. The Company recognized revenue of analytics services on a cumulative catch-up basis since the effective dates of the contracts and both of the contracts matured on June 30, 2020. The Company recognized analytics services revenue from these three related parties of RMB17,296 and RMB11,006 for the years ended December 31, 2019 and 2020, respectively.

(3)

The Company continued to utilize Fang’s server and other IT services after the separation and incurred IT service fee of RMB5,214 during the period from June 11, 2019 to December 31, 2019. The Company paid RMB7,500 to Fang in 2019. The Company incurred IT service fee of RMB7,500 and RMB7,500 during the years ended December 31, 2020 and 2021, respectively. The Company paid RMB7,950 and RMB7,950 (valued-added tax included) to Fang for the IT service in 2020 and 2021, respectively. The balance of RMB1,836 represented the IT service fee prepaid to Fang as of December 31, 2020 and 2021, which was offset with an equivalent amount due to Fang according to the agreement described in Note 10 (5).

(4)

The Company entered into a software license agreement with Fang, pursuant to which, Fang agrees to license the right of using certain of their software at annual royalty fee of RMB500. The term of the software license agreement is 10 years. The agreement was effective from June 11, 2019. RMB278 of software license fee incurred during the period from June 11, 2019 to December 31, 2019 and the Company did not settle the expense in cash in 2019. RMB500 of software license fee incurred during the years ended December 31, 2020 and 2021 and was settled in cash by the Company during the same year. The balance of RMB278 represented the software license fee payable to Fang as of December 31, 2020 and 2021, which was offset with an equivalent amount due from Fang according to the agreement described in Note 10 (5).

(5)

After the completion of the separation, there were certain cash collections and cash payments on behalf of each other between the Company and Fang from June 11, 2019 to December 31, 2021. In November 2019, the Company entered into an agreement with Fang to settle all such balances with Fang on a quarterly basis in net amounts. The balances of RMB156 and RMB12,300 as of December 31, 2020 and 2021, respectively, represented the net amount due to Fang, after offsetting with an equivalent amount due from and prepayments to Fang of RMB84,831 and RMB83,847 as of December 31, 2020 and 2021, respectively.

(6)

Prior to the separation, certain of the Company’s employees participated in Fang’s various stock related award incentive plans. Share-based compensation expenses related to Fang’s share-based awards allocated from Fang were RMB6,808 and RMB3,894 for the year ended December 31, 2018 and during the period from January 1, 2019 to June 11, 2019, respectively. See Note 11 in details.

(7)

The Company disposed of two of its subsidiaries in Chengdu to Fang in April 2020 at a consideration of RMB4,325, which was the carrying amount of the net assets of the subsidiaries as of the disposal date. The Company collected RMB4,325 in cash in October 2020.

(8)

The amount due from China Enterprise Evaluation Association as of December 31, 2020, which is one of the noncontrolling interest holders of Shouzheng, represents cash advances provided by the Company. The Company collected the balance from China Enterprise Evaluation Association in cash in March 2021.

On May 31, 2021, the Company entered into a contract with China Enterprise Evaluation Association, pursuant to which the Company was engaged to provide data services from July 1, 2021 to June 30, 2022 for a total consideration of RMB500. The Company recognized data services revenue of RMB238 from this related party for the year ended December 31, 2021.